Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 228.1	$ 187.5
Unrealized gains	$ (0.7)	0.6
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 32.6	11.7
Impact on pre-tax earnings	3.3	1.2
Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	3.9	15.6
Impact on pre-tax earnings	0.4	1.7
Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	220.5	182.8
Cash and Cash Equivalents [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	33.5	22.5
Cash and Cash Equivalents [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	6.5	9.0
Equity Securities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	43.7	22.8
Equity Securities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	7.6	4.7
Trade receivables [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	6.9	10.3
Trade receivables [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	18.7	20.9
Other monetary assets [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	20.2	33.0
Other monetary assets [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	4.1	3.7
Accounts Payable And Accrued Liabilities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(71.7)	(76.9)
Accounts Payable And Accrued Liabilities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (25.4)	$ (18.0)